Schedule of Fair Value Assumptions For Warrants Issued (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 29, 2023	Oct. 13, 2023	Oct. 11, 2023
Property, Plant and Equipment [Line Items]
Stock price						$ 4.00	$ 1.00	$ 1.00
Warrant [Member]
Property, Plant and Equipment [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Volatility rate minimum	110.00%	108.50%		125.00%
Volatility rate maximum	137.50%	140.00%		150.00%
Risk-free interest rate minimum	4.28%	3.36%		1.18%
Risk-free interest rate maximum	4.44%	5.25%		4.41%
Minimum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Stock price	$ 2.88	$ 2.93	[1]	$ 14.25	[1]
Exercise price	$ 0.01	$ 0.01	[1]	$ 19.00	[1]
Expected term in years	2 years 8 months 4 days	1 year 1 month 28 days		2 years
Maximum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Stock price	$ 4.07	$ 5.00	[1]	$ 259.25	[1]
Exercise price	$ 20.00	$ 20.00	[1]	$ 331.50	[1]
Expected term in years	8 years 9 months 7 days	5 years		5 years

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.